Summary of Significant Accounting Policies (Details) - Schedule of intangible assets represent definite lived intangible assets	12 Months Ended
Dec. 31, 2020
Patents [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible assets represent definite lived intangible assets [Line Items]
Intangible assets estimated useful lives	20 years
Trade names, trademarks, product names, URLs [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible assets represent definite lived intangible assets [Line Items]
Intangible assets estimated useful lives	5 years
Trade names, trademarks, product names, URLs [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible assets represent definite lived intangible assets [Line Items]
Intangible assets estimated useful lives	10 years
Internally developed software [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible assets represent definite lived intangible assets [Line Items]
Intangible assets estimated useful lives	5 years
Internally developed software [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible assets represent definite lived intangible assets [Line Items]
Intangible assets estimated useful lives	6 years
Non-compete agreements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible assets represent definite lived intangible assets [Line Items]
Intangible assets estimated useful lives	3 years
Subscriber/customer relationships [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible assets represent definite lived intangible assets [Line Items]
Intangible assets estimated useful lives	3 years
Subscriber/customer relationships [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible assets represent definite lived intangible assets [Line Items]
Intangible assets estimated useful lives	12 years
Lead pool [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible assets represent definite lived intangible assets [Line Items]
Intangible assets estimated useful lives	2 years